Commitments and contingencies	9 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

10. Commitments and contingencies

Leases

Lease payments under operating leases as of March 31, 2023 and information about the Company’s lease arrangements are disclosed in Note 9, "Leases".

DaVita Inc.

In January 2021, the Company entered into a Master Care Coordination Services Agreement with DaVita Inc. (“DaVita”) whereby DaVita agreed to provide certain care coordination services to covered patients as requested by the Company ("Care Coordination Services"), with those covered patients identified by the Company’s KidneyIntelX diagnostic and subject to insurance coverage ("Covered Patients"). Those covered patients may also be included in connection with various clinical research studies or quality improvement initiatives (each a “Study”). Both parties agreed to establish a joint steering committee to oversee the care coordination services and exchange and evaluate results of each Study. The Company will pay DaVita a monthly fixed fee based on the number of covered patients. The initial term of the agreement is three years with successive one-year renewals upon written mutual agreement of both parties. For the Care Coordination Services furnished by DaVita (or an affiliate of DaVita) under the terms of a statement of work, the Company shall pay DaVita (or such affiliate of DaVita) a monthly payment of (a) $10.00 in respect of Care Coordination Services multiplied by the number of Covered Patients, plus (b) $3.50, in respect of patient engagement services, multiplied by the number of Covered Patients. No expenses were recorded in the periods related to this agreement.

Employment agreements

The Company has entered into employment agreements with certain key executives providing for compensation and severance in certain circumstances, as set forth in the agreements.

Retirement plans

The Company maintains a defined contribution 401(k) retirement plan which covers all U.S. employees. Employees are eligible after three months of service. Under the 401(k) plan, participating employees may make contributions in an amount up to the limit set by the Internal Revenue Service on an annual basis. The Company has a safe harbor plan and makes contributions to employee accounts of 5% of compensation (as defined by the plan). The Company contributed $0.1 million and $0.3 million for the three and nine months ended March 31, 2023, respectively, and $0.1 million and $0.3 million for the three and nine months ended March 31, 2022, respectively.

Legal proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies.